VARIABLE INTEREST ENTITIES Q (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Unfunded Commitments	$ 65,400	$ 69,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	525,547	541,531
Unfunded Commitments	65,381	69,019
Maximum Exposure	590,928	610,550
Sponsored Investment Funds | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	352,949	398,386
Unfunded Commitments	53,087	56,725
Maximum Exposure	406,036	455,111
Other VIE’s | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	172,598	143,145
Unfunded Commitments	12,294	12,294
Maximum Exposure	$ 184,892	$ 155,439